Financial liabilities - Additional Information (Details) € in Thousands, $ in Thousands		12 Months Ended
	Apr. 16, 2020 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 16, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities		€ 398,916	€ 219,161
Agreement maturity period	3 years
Bank loans		243,896	134,587
Draw down from bank loans		€ 160,000
Borrowing tenor		5 years
Borrowing pre-amortization period		2 years
Borrowing amortization period		3 years
Reimbursement of bank loans		€ 50,680
Debt equity amount		€ 377,644	197,512
Bank Loans
Disclosure of financial liabilities [line items]
Net debt on EBITDA ratio		4
Net debt on EQUITY ratio		2
Net debt on AGREEMENT ratio		3.5
Debt equity amount		€ 243,896	134,587
Bank Loans | Bottom of Range
Disclosure of financial liabilities [line items]
Debt equity amount		200,000
PGIM, Inc.
Disclosure of financial liabilities [line items]
Principal amount of notes issue | $				$ 69,540
Notes issued	€ 50,000
Borrowings, maturity	April 16, 2028
Fixed Interest Rate	1.40%			1.40%
Balance outstanding		€ 49,743	€ 49,681
Repayment of notes	€ 25,000
Net debt on EBITDA ratio		3.5
Net debt on EQUITY ratio		2